Expense Example - iShares International Equity Factor Rotation Active ETF - iShares International Equity Factor Rotation Active ETF	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	$ 579